(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
(Loss) Earnings Per Share
Schedule of (Loss) earnings per share

	2024	2023	2022
Basic (loss) earnings attributable to holders of common shares	$(20,588)	$1,391	$(23,398)
Effect of dilutive securities:	—	—	—
Diluted (loss) earnings	$(20,588)	$1,391	$(23,398)

	Number of Shares
	2024	2023	2022
Weighted average number of common shares outstanding-basic	14,822,251	14,822,251	14,811,118
Effect of dilutive securities:
Options	—	10	—
Weighted average number of common shares outstanding-diluted	14,822,251	14,822,261	14,811,118

	2024	2023	2022
Loss (earnings) per share - basic and diluted	$(1.39)	$0.09	$(1.58)